Other Non-current Assets - Transfer to Available for sale category (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Available for sale securities at fair value and unrealized losses
Amortized cost basis		$ 74,478
Fair value		62,887
Unrealized gain/(loss)		(11,591)
Unrealized loss on available for sale securities
Beginning balance as of January 1, 2021	$ (11,591)
Unrealized gain on available for sale securities	19,717
Reclassification to interest income	(8,695)
Ending balance as of June 30, 2021	(569)	(11,591)
Straight-lining of company's revenue	15,500	20,000
ZIM notes
Available for sale securities at fair value and unrealized losses
Amortized cost basis		49,871
Fair value		43,559
Unrealized gain/(loss)		(6,312)
HMM Notes 2
Available for sale securities at fair value and unrealized losses
Amortized cost basis	6,530
Fair value	5,961
Unrealized gain/(loss)	$ (569)
HMM notes
Available for sale securities at fair value and unrealized losses
Amortized cost basis		24,607
Fair value		19,328
Unrealized gain/(loss)		$ (5,279)